Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2020
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2020 and 2019.

	At March 31,
	2020	2019
	(In millions)
Loan commitments	¥62,151,698	¥62,724,820
Financial guarantees and other credit-related contingent liabilities	9,204,996	9,409,066

Total	¥71,356,694	¥72,133,886